Loss Per Share (Details) - Schedule of loss per share - CHF (SFr)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Loss Per Share [Abstract]
Loss attributable to owners of the Company	SFr (8,238,518)	SFr (6,754,579)
Weighted average number of shares outstanding	774,898	622,741
Basic loss per share	SFr (10.63)	SFr (10.85)